Loans, borrowings, leases, cash and cash equivalents and short-term investments - Lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	$ 1,667
Additions and contact modifications	238
Payment	(228)
Interest	68
Transfer to held for sale	(91)
Translation adjustment	(52)
Ending balance	1,602	$ 1,667
Variable lease payments not included in the measurement of lease liabilities	395	63	$ 560
Ports
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	743
Additions and contact modifications	30
Payment	(75)
Interest	28
Translation adjustment	(13)
Ending balance	713	743
Vessels
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	533
Payment	(65)
Interest	21
Ending balance	489	533
Pellets plants
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	137
Additions and contact modifications	130
Payment	(40)
Interest	7
Translation adjustment	(9)
Ending balance	225	137
Properties
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	142
Additions and contact modifications	8
Payment	(28)
Interest	5
Transfer to held for sale	(2)
Translation adjustment	(22)
Ending balance	103	142
Energy plants
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	62
Payment	(8)
Interest	5
Ending balance	59	62
Mining equipment and locomotives
Disclosure Of Lease Liabilities Rollforward Abstract
Beginning balance	50
Additions and contact modifications	70
Payment	(12)
Interest	2
Transfer to held for sale	(89)
Translation adjustment	(8)
Ending balance	13	$ 50
Coal
Disclosure Of Lease Liabilities Rollforward Abstract
Interest	5
Nacala Logistics Corridor
Disclosure Of Lease Liabilities Rollforward Abstract
Additions and contact modifications	$ 53